Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2040 Fund	Aug. 16, 2024
Fidelity Freedom Index 2040 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.47%
Since Inception	10.03%	[1]
Fidelity Freedom Index 2040 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.80%
Since Inception	9.33%	[1]
Fidelity Freedom Index 2040 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.83%
Since Inception	7.71%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	15.35%
F1907
Average Annual Return:
Past 1 year	19.58%
Since Inception	10.06%

[1]	A From June 24, 2020 .